Stock-based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Options to Purchase Common Stock, Outstanding, beginning	22,088,726	27,263,775
Options to Purchase Common Stock, Granted	0	90,597
Options to Purchase Common Stock, Exercised	(3,708,786)	(2,771,051)
Options to Purchase Common Stock, Forfeited	(857,579)	(1,508,243)
Options to Purchase Common Stock, Expired	(177,033)	(986,352)
Options to Purchase Common Stock, Outstanding, ending	17,345,328	22,088,726	27,263,775
Options to Purchase Common Stock, Options vested and exercisable	15,112,440	14,739,214
Weighted- Average Exercise Price per Share, Outstanding, beginning	$ 1.03	$ 0.97
Weighted- Average Exercise Price per Share, Granted		1.41
Weighted- Average Exercise Price per Share, Exercised	1.00	0.36
Weighted- Average Exercise Price per Share, Forfeited	1.21	1.26
Weighted- Average Exercise Price per Share, Expired	1.16	1.05
Weighted- Average Exercise Price per Share, Outstanding, ending	1.03	1.03	$ 0.97
Weighted- Average Exercise Price per Share, Options vested and exercisable	1.01	0.97
Weighted- Average Grant Date Fair Value per Share, Outstanding, beginning	0.53	0.50
Weighted- Average Grant Date Fair Value per Share, Granted		0.78
Weighted- Average Grant Date Fair Value per Share, Exercised	0.51
Weighted- Average Grant Date Fair Value per Share, Forfeited	0.60
Weighted- Average Grant Date Fair Value per Share, Expired	0.31
Weighted- Average Grant Date Fair Value per Share, Outstanding, ending	0.54	0.53	$ 0.50
Weighted- Average Grant Date Fair Value per Share, Options vested and exercisable	$ 0.52	$ 0.49
Weighted- Average Remaining Contract Life (In Years), Outstanding	6 years 10 days	7 years 1 month 13 days	7 years 11 months 12 days
Weighted- Average Remaining Contract Life (In Years), Granted
Weighted- Average Remaining Contract Life (In Years), Exercised	4 years 3 months 25 days	3 years 2 months 15 days
Weighted- Average Remaining Contract Life (In Years), Forfeited	3 days
Weighted- Average Remaining Contract Life (In Years), Expired
Weighted- Average Remaining Contract Life (In Years), Outstanding, Ending balance	6 years 10 days	7 years 1 month 13 days	7 years 11 months 12 days
Weighted- Average Remaining Contract Life (In Years), Options vested and exercisable	5 years 10 months 24 days	6 years 9 months 29 days
Aggregate Intrinsic Value, Outstanding	$ 195,111	$ 85,853	$ 11,941
Aggregate Intrinsic Value, Granted	0
Aggregate Intrinsic Value, Exercised	41,822	2,565
Aggregate Intrinsic Value, Forfeited	9,131
Aggregate Intrinsic Value, Expired	1,969
Aggregate Intrinsic Value, Exercised, Ending Balance	195,111	85,853	$ 11,941
Aggregate Intrinsic Value, Options vested and exercisable	$ 170,320	$ 57,660